NON-WHOLLY OWNED SUBSIDIARIES - Investments in Material Non-Wholly Owned Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	$ 18,294	[1]	$ 15,418
Non-current assets	70,956		48,801
Current liabilities	16,677	[1]	13,912
Non-current liabilities	54,144		37,307
Revenues	57,385	[2]	46,587	$ 37,635
Net income (loss)	240	[3]	2,153	580
OCI	(331)	[4]	283	72
Equity allocated to others’ ownership interest	12,835	[1]	8,722
Dealer software and technology services operations
Disclosure of subsidiaries [line items]
Revenues	34,786		29,988	22,580
Engineered components manufacturing
Disclosure of subsidiaries [line items]
Revenues	7,524		4,457	4,399
Industrials
Disclosure of subsidiaries [line items]
Revenues	15,075		12,142	10,656
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Current assets	15,007		12,846
Non-current assets	68,089		47,170
Current liabilities	14,945		12,194
Non-current liabilities	50,312		35,393
Revenues	53,396		42,759	33,635
Net income (loss)	369		2,052	181
OCI	(140)		122	(63)
Profit/(loss) allocated to others’ ownership interest	154		1,410	333
Distributions to others’ ownership interest	(2,249)		(1,623)	(1,223)
Equity allocated to others’ ownership interest	12,106		8,066	7,070
Subsidiaries with material non-controlling interests | Dealer software and technology services operations
Disclosure of subsidiaries [line items]
Current assets	5,829		4,223
Non-current assets	28,956		13,275
Current liabilities	7,128		5,301
Non-current liabilities	18,896		7,153
Revenues	31,432		26,162	18,584
Net income (loss)	197		526	459
OCI	(344)		(71)	417
Profit/(loss) allocated to others’ ownership interest	95		351	350
Distributions to others’ ownership interest	(1,122)		(821)	(650)
Equity allocated to others’ ownership interest	5,990		3,257	3,969
Subsidiaries with material non-controlling interests | Engineered components manufacturing
Disclosure of subsidiaries [line items]
Current assets	3,739		2,918
Non-current assets	18,360		13,096
Current liabilities	4,277		3,224
Non-current liabilities	14,031		10,642
Revenues	7,516		4,458	4,399
Net income (loss)	(30)		(294)	(281)
OCI	128		274	(120)
Profit/(loss) allocated to others’ ownership interest	(53)		(179)	(161)
Distributions to others’ ownership interest	(1,083)		(74)	(249)
Equity allocated to others’ ownership interest	2,474		1,296	355
Subsidiaries with material non-controlling interests | Industrials
Disclosure of subsidiaries [line items]
Current assets	5,439		5,705
Non-current assets	20,773		20,799
Current liabilities	3,540		3,669
Non-current liabilities	17,385		17,598
Revenues	14,448		12,139	10,652
Net income (loss)	202		1,820	3
OCI	76		(81)	(360)
Profit/(loss) allocated to others’ ownership interest	112		1,238	144
Distributions to others’ ownership interest	(44)		(728)	(324)
Equity allocated to others’ ownership interest	$ 3,642		$ 3,513	$ 2,746

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.
[2]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.
[3]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.
[4]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.